Investments in Associates - Additional Information (Details) $ in Thousands					12 Months Ended
	Aug. 01, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2023 USD ($) $ / shares shares	Jun. 28, 2022 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Sep. 30, 2023	Dec. 31, 2021 USD ($)
Disclosure of associates [line items]
Gain on sale of partial interest and reclassification of investment in i-80 Gold					$ 34,467		$ 0
Investments in associates					$ 29,263	$ 29,263	$ 150,834		$ 125,313
Sandbox
Disclosure of associates [line items]
Proportion of ownership interest in associate					20.30%		34.40%
Number of units acquired in private placement financing (in shares) | shares					6,200,000
Percentage of voting equity interests acquired					20.30%	20.30%	34.40%	34.40%
Investments in associates					$ 29,263	$ 29,263	$ 30,967		$ 0
i-80 Gold
Disclosure of associates [line items]
Proportion of ownership interest in associate		19.95%			0.00%		25.30%
Number of units acquired in private placement financing (in shares) | shares	1,000,000
Price per unit acquired in private placement financing (in dollars per share) | $ / shares	$ 2.70
Consideration transferred, acquisition-date fair value	$ 2,100
Private placement, number of units sold (in shares) | shares		11,600,000
Private placement sale, units sold, price per unit (in dollars per share) | $ / shares			$ 2.76
Private placement sale, number of common shares included per unit sold (in shares) | shares		1
Private placement sale, number of warrants included per unit sold (in shares) | shares		0.5
Gross proceeds from sales of interests in associates		$ 23,600
Number of common shares called by each warrant (in shares) | shares		1	1
Securities called by warrant, price per share (in dollars per share) | $ / shares			$ 3.45
Common shares called by each warrant, acquisition period		12 months
Private placement sale, common shares sold		$ 20,500
Private placement sale, warrants issued		3,100
Gain on sale of partial interest and reclassification of investment in i-80 Gold					$ 34,500
Investments in associates		105,100	$ 105,100				$ 119,867
Transaction costs		800
i-80 Gold | FVOCI
Disclosure of associates [line items]
Investments in associates		$ 119,900	$ 119,900
Royalty Interest | Sandbox
Disclosure of associates [line items]
Number of shares acquired in sale of royalty interest (in shares) | shares				51,900,000
Proportion of ownership interest in associate				35.00%
Total fair value of consideration				$ 28,400
Price per unit acquired in private placement financing (in dollars per share) | $ / shares						$ 0.70
Consideration transferred, acquisition-date fair value					$ 3,300	$ 3,300